STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

17. STOCKHOLDERS’ EQUITY

As of March 31, 2021, the Company’s authorized shares consisted of 500,000,000 shares of Class A Common Stock, $0.0001 par value (the “Common Stock”) and 50,000,000 shares of Preferred Stock, $0.0001 par value (the “Preferred Stock”).

Common Stock

Restricted Stock Agreements—During 2015, the Company issued 34,010,977 shares of Common Stock to the initial founders and certain employees of the Company at a purchase price of $0.0001 per share. These shares are fully vested.

In connection with acquisitions, the Company has issued shares of restricted stock that are considered post-combination expense and accounted for as stock-based compensation as the shares vest.

The activity for stock subject to vesting as of March 31, 2021 is as follows (shares in thousands):

	Shares Subject	Weighted-Average
	to Vesting	Purchase Price
Balance of unvested shares as of January 1, 2021	280	$0.0001
Issuance of additional shares	—	—
Vested	(56)	$0.0001
Balance of unvested shares as of March 31, 2021	224	$0.0001

At March 31, 2021, the remaining weighted-average vesting period for the stock subject to vesting was 1.0 year.

Common Stock Warrants

In May 2017, the Company entered into a strategic collaboration agreement with an investor allowing the investor’s resellers to sell and distribute the Company’s products. In consideration for this agreement, the Company agreed to issue warrants to purchase up to 2,442,440 shares of Common Stock. The investor was eligible to receive a warrant to purchase one share of Common Stock for every $35.00 in revenue generated by the Company from the investor’s resellers. Each warrant was issued at an exercise price equal to $3.34 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization) and was set to expire on December 31, 2027. The Company issued no warrants during the three months ended March 31, 2021. During the three months ended March 31, 2020, the Company issued 58,761 warrants and recorded $0.1 million related to the fair value of the warrants, calculated using the Black-Scholes warrant-pricing model with the following assumptions:

Three Months Ended
March 31, 2020
Risk‑free interest rate	2%
Expected volatility	52.5%
Expected life (in years)	7.8
Expected dividend yield	—
Fair value of Common Stock	$3.34

756,498 warrants were converted to 447,938 shares of Common Stock through a cashless exercise in connection with the Business Combination.

Trine Warrants

In Trine’s initial public offering, it sold units at a price of $10.00 per unit, which consisted of one share of Common Stock, $0.0001 par value, and one-half of a redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Common Stock at a price of $11.50 per share and became exercisable as of 30 days from the date of the Business Combination. Unless earlier redeemed, the Public Warrants will expire five years from the completion of the Business Combination. The Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Common Stock is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given. If the Company redeems the Public Warrants as described above, it will have the option to require all Public Warrant holders that wish to exercise to do so on a “cashless basis”. On February 26, 2021, the Company delivered a notice to redeem all of its outstanding Public Warrants that remain unexercised at 5:00 p.m. New York City time on March 29, 2021. During the three months ended March 31, 2021, Public Warrants for 14,840,589 shares of the Company’s Common Stock were exercised for cash, resulting in the Company receiving net proceeds of $170.7 million. On March 29, 2021, the 166,905 outstanding Public Warrants were redeemed by the Company for $0.01 per Public Warrant. As of March 31, 2021, none of the Public Warrants remain outstanding.

The Warrant Agreement, dated as of March 14, 2019, by and between the Company and Continental Stock Transfer & Trust Company also obligated the Company to use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act of 1933, as amended (the “Securities Act”), of the issuance of the shares of Common Stock issuable upon exercise of the Public Warrants, and to cause the same to become effective and remain effective while the Public Warrants remain outstanding. On February 4, 2021, the Company’s registration statement covering such shares became effective.

Simultaneously with the consummation of Trine’s initial public offering, Trine Sponsor IH, LLC (the “Sponsor”) purchased an aggregate of 8,503,000 warrants to purchase one share of Common Stock at an exercise price of $11.50 (the “Private Placement Warrants”) at a price of $1.00 per warrant ($8,503,000) in the aggregate in a private placement.

The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants are not redeemable by Desktop Metal, and may be exercised for cash or on a cashless basis so long as they are held by the Sponsor or any of its permitted transferees. Additionally, pursuant to the terms of the amended and restated registration rights agreement entered in connection with the Business Combination, the Sponsor had the right to have the resale of the shares of Common Stock acquired upon exercise of the Private Placement Warrants registered under the Securities Act. On February 4, 2021, the Company’s registration statement covering such shares became effective.

On February 24, 2020, Trine issued an unsecured promissory note (the “2020 Note”) to the Sponsor. The 2020 Note bore no interest and was repayable in full upon consummation of the Business Combination. The Sponsor had the option to convert any unpaid balance of the 2020 Note into warrants equal to the principal amount of the 2020 Note so converted divided by $1.00. Upon closing of the Business Combination, the 2020 Note was converted into a Private Placement Warrant for 1,500,000 shares of Common Stock, with an exercise price of $11.50. The terms of these warrants are identical to the terms of the Private Placement Warrants. Pursuant to the terms of the amended and restated registration rights agreement entered in connection with the Business Combination, the Sponsor had the right to have the resale of the shares of Common Stock acquired upon exercise of such warrant registered under the Securities Act. On February 4, 2021, the Company’s registration statement covering such shares became effective.

The Company’s Private Placement Warrants are classified as liabilities, and are measured at fair value through earnings. During the three months ended March 31, 2021, the Company recorded a $56.6 million loss related to the change in fair value of the Private Placement Warrants, which were remeasured through the date of each exercise, calculated using the Black-Scholes warrant pricing model with the following assumptions:

Three Months Ended
March 31, 2021
Risk‑free interest rate	0.4% – 0.6%
Expected volatility	55.0%
Expected life (in years)	4.8
Expected dividend yield	—
Fair value of Common Stock	$19.82 – 30.49
Exercise price	$11.50

During the three months ended March 31, 2021, all of the Private Placement Warrants were exercised on a cashless basis, and an aggregate of 5,850,346 shares of the Company’s Common Stock were issued in connection with these exercises. As of March 31, 2021, none of the Private Placement Warrants remain outstanding.

17. STOCKHOLDERS’ EQUITY

As of December 31, 2020, the Company’s authorized shares consisted of 500,000,000 shares of Class A Common Stock, $0.0001 par value (the “Common Stock”) and 50,000,000 shares of Preferred Stock, $0.0001 par value (the “Preferred Stock”).

Common Stock

Restricted Stock Agreements—During 2015, the Company issued 34,010,977 shares of Common Stock to the initial founders and certain employees of the Company at a purchase price of $0.0001 per share. These shares are fully vested.

During the year ended December 31, 2019, as part of the Company’s acquisitions, the Company issued 607,300 shares of restricted stock with a value of $2.0 million which are considered post-combination consideration and accounted for as stock-based compensation as the shares vest. The shares vest over a four-year service period.

The activity for stock subject to vesting for years ended December 31, 2020 and 2019, are as follows (shares in thousands):

	Shares subject	Weighted Average
	to Vesting	Purchase Price
Balance of unvested shares as of January 1, 2020	5,587	$0.0001
Issuance of additional shares	—	—
Vested	(5,307)	$0.001
Balance of unvested shares as of December 31, 2020	280	$0.001

At December 31, 2020, the remaining weighted-average vesting period for the stock subject to vesting was 0.6 years.

Promissory Note Shares

In March 2018, the Company issued a promissory note totaling $0.2 million in exchange for 340,923 shares of Common Stock. The note accrued interest at the rate of 2.57% per annum and was fully collateralized by the assets of the holder. The Company has accounted for the note as recourse note and has recorded it as a deduction from stockholders’ equity. The note plus immaterial interest was settled with the Company through the repurchase of 76,461 shares of Common Stock by the Company, at the then current fair value in March 2019.

Common Stock Warrants

In May 2017, the Company entered into a strategic collaboration agreement with an investor allowing the investor’s resellers to sell and distribute the Company’s products. In consideration for this agreement, the Company agreed to issue warrants to purchase up to 2,442,440 shares of Common Stock. The investor was eligible to receive a warrant to purchase one share of Common Stock for every $35.00 in revenue generated by the Company from the investor’s resellers. Each warrant was issued at an exercise price equal to $3.34 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization) and was set to expire on December 31, 2027. The Company issued 122,073 warrants in 2020 and 611,969 warrants in 2019. The Company recorded $0.2 million related to the fair value of the warrants in 2020 and $1.0 million in 2019, calculated using the Black-Scholes warrant-pricing model with the following assumptions:

	Years Ended December 31,
	2020	2019
Risk‑free interest rate	2.0%	2.0%
Expected volatility	52.5%	52.5%
Expected life (in years)	8.0	8.0 – 8.8
Expected dividend yield	—	—
Fair value of Common Stock	$3.34	$3.34

756,498 warrants were converted to 447,938 shares of Common Stock through a cashless exercise in connection with the Business Combination.

In August 2020, the Company issued a warrant to purchase up to 366,366 shares of common stock, par value $0.0001, in exchange for technical research and development advisor services. Each warrant was issued at an exercise price of $3.34 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization) and was set to expire on August 22, 2027. The Company recorded $1.7 million related to the fair value of the warrants in 2020, calculated using the Black-Scholes warrant-pricing model with the following assumptions:

Year Ended December 31,
2020
Risk‑free interest rate	0.5%
Expected volatility	52.5%
Expected life (in years)	0.3
Expected dividend yield	—
Fair value of Common Stock	$7.98

366,366 warrants vested upon a change in control and were converted to 244,428 shares of Common Stock through a cashless exercise in connection with the Business Combination.

Trine Warrants

In Trine’s initial public offering, it sold units at a price of $10.00 per unit, which consisted of one share of Common Stock, $0.0001 par value, and one-half of a redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Common Stock at a price of $11.50 per share and became exercisable as of 30 days from the date of the Business Combination. Unless earlier redeemed, the Public Warrants will expire five years from the completion of the Business Combination. The Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Common Stock is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given. If the Company redeems the Public Warrants as described above, it will have the option to require all Public Warrant holders that wish to exercise to do so on a “cashless basis”. As of December 31, 2020, 20 trading days had not yet passed since the date of the Business Combination, and the Company did not yet have the right to redeem the outstanding Public Warrants. As of December 31, 2020, there were 15,007,494 million outstanding Public Warrants.

The Warrant Agreement, dated as of March 14, 2019, by and between the Company and Continental Stock Transfer & Trust Company also obligated the Company to use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act of 1933, as amended (the “Securities Act”), of the issuance of the shares of Common Stock issuable upon exercise of the Public Warrants, and to cause the same to become effective and remain effective while the Public Warrants remain outstanding. On February 4, 2021, the Company’s registration statement covering such shares became effective.

Simultaneously with the consummation of Trine’s initial public offering, Trine Sponsor IH, LLC purchased an aggregate of 8,503,000 warrants to purchase one share of Common Stock at an exercise price of $11.50 at a price of $1.00 per warrant ($8,503,000) in the aggregate in a private placement.

The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants are not redeemable by Desktop Metal, and may be exercised for cash or on a cashless basis so long as they are held by the Sponsor or any of its permitted transferees. Additionally, pursuant to the terms of the amended and restated registration rights agreement entered in connection with the Business Combination, the Sponsor had the right to have the resale of the shares of Common Stock acquired upon exercise of the Private Placement Warrants registered under the Securities Act. On February 4, 2021, the Company’s registration statement covering such shares became effective.

On February 24, 2020, Trine issued an unsecured promissory note (the “2020 Note”) to the Sponsor. The 2020 Note bore no interest and was repayable in full upon consummation of the Business Combination. The Sponsor had the option to convert any unpaid balance of the 2020 Note into warrants equal to the principal amount of the 2020 Note so converted divided by $1.00. Upon closing of the Business Combination, the 2020 Note was converted into additional Private Placement Warrants for 1,500,000 shares of Common Stock, with an exercise price of $11.50. The terms of these warrants are identical to the terms of the Private Placement Warrants. Pursuant to the terms of the amended and restated registration rights agreement entered in connection with the Business Combination, the Sponsor had the right to have the resale of the shares of Common Stock acquired upon exercise of such warrant registered under the Securities Act. On February 4, 2021, the Company’s registration statement covering such shares became effective.

The Company has classified the Private Placement Warrants as liabilities, and will subsequently measure them at fair value through earnings. The Company recorded a $56.4 million gain related to the change in the fair value of the warrants in 2020, calculated using the Black-Scholes warrant-pricing model with the following assumptions:

	As of December 31, 2020	As of December 9, 2020
Risk‑free interest rate	0.4%	0.4%
Expected volatility	50.0%	40.0%
Expected life (in years)	4.9	5
Expected dividend yield	—	—
Fair value of Common Stock	$17.20	$24.77

Legacy Desktop Metal Convertible Preferred Stock

In connection with the Business Combination, Legacy Desktop Metal’s Convertible Preferred Stock (“Legacy Convertible Preferred Stock”) previously classified as mezzanine was retroactively adjusted, converted into Common Stock, and reclassified to permanent equity as a result of the reverse recapitalization. As of December 31, 2020, there is no Legacy Convertible Preferred Stock authorized, issued or outstanding. The following table summarizes details of Legacy Convertible Preferred Stock authorized, issued and outstanding immediately prior to the Business Combination ($ in thousands):

	Prior to Business Combination
Legacy Convertible Preferred Stock Classes	Shares Authorized, Issued and Outstanding	Preferred Stock
Series A Legacy Convertible Preferred Stock, $0.0001 par value	26,189,545	$13,878
Series B Legacy Convertible Preferred Stock, $0.0001 par value	23,675,035	37,806
Series C Legacy Convertible Preferred Stock, $0.0001 par value	13,152,896	44,852
Series D Legacy Convertible Preferred Stock, $0.0001 par value	21,075,193	180,353
Series E Legacy Convertible Preferred Stock, $0.0001 par value	13,450,703	134,667
Series E‑1 Legacy Convertible Preferred Stock, $0.0001 par value	2,494,737	24,977
Total	100,038,109	$436,533

The following describes the rights and preferences of the Company’s Legacy Convertible Preferred Stock prior to conversion to common stock in the Business Combination:

Voting—The holders of Legacy Convertible Preferred Stock voted together with all other classes and series of stock as a single class on an as-converted basis. Each share of Legacy Convertible Preferred Stock entitled the holder to such number of votes per share as equaled the whole number of shares of Legacy Desktop Metal common stock into which such share of Legacy Convertible Preferred Stock was convertible. The holders of the Series A Legacy Convertible Preferred Stock were entitled to elect one director to the Company’s board of directors, the holders of the Series B Legacy Convertible Preferred Stock were entitled to elect two directors to the Company’s board of directors, the holders of the Series C Legacy Convertible Preferred Stock were entitled to elect one director to the Company’s board of directors, and the holders of the Series E Legacy Convertible Preferred Stock were entitled to elect one director to the Company’s board of directors. The holders of Legacy Convertible Preferred Stock retained rights to vote on certain specified matters as set forth in the Company’s certificate of incorporation. The holders of Series E-1 Legacy Convertible Preferred Stock were not entitled to vote in elections of directors.

Dividends—The holders of Legacy Convertible Preferred Stock were entitled to receive dividends at the rate of 8% of the original issue price for each series of Legacy Convertible Preferred Stock payable only when, as and if, declared by the Company’s board of directors. Through the date of the Business Combination, no dividends had been declared.

Liquidation—Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary, the holders of the Legacy Convertible Preferred Stock were entitled to first be paid out of assets available for distribution, on a pari passu basis, prior and in preference to any distribution to the holders of Legacy Desktop Metal common stock, the greater of (a) an amount equal to $0.53372 per share for the Series A Legacy Convertible Preferred Stock, $1.6013 per share for Series B Legacy Convertible Preferred Stock, $3.4213 per share for the Series C Legacy Convertible Preferred Stock, $8.5656 per share for the Series D Legacy Convertible Preferred Stock, and $10.0211 per share for the Series E and Series E-1 Legacy Convertible Preferred Stock, plus declared but unpaid dividends and (b) an amount per share that would have been payable had all shares of the applicable series of Legacy Convertible Preferred Stock been converted to shares of Legacy Desktop Metal common stock immediately prior to any liquidation, dissolution, or winding-up of the Company. After payment of all preferential amounts required to be paid to the holders of Legacy Convertible Preferred Stock, the remaining assets of the Company available for distribution to the stockholders were to be distributed among the holders of shares of Legacy Desktop Metal common stock pro rata based on the number of shares held by each such holder.

Conversion—Each holder of Legacy Convertible Preferred Stock had the right, at their option at any time, to convert any such shares of Legacy Convertible Preferred Stock into fully paid and nonassessable shares of Legacy Desktop Metal common stock. The conversion ratio was determined by dividing the original issue price of such share of Legacy Convertible Preferred Stock by the conversion price then in effect, which was equal to $0.53372 per share for the Series A Legacy Convertible Preferred Stock, $1.6013 per share for Series B Legacy Convertible Preferred Stock, $3.4213 per share for the Series C Legacy Convertible Preferred Stock, $8.5656 per share for the Series D Legacy Convertible Preferred Stock, and $10.0211 per share for the Series E and Series E-1 Legacy Convertible Preferred Stock. The conversion price was subject to adjustment if certain dilutive events occurred. Conversion was mandatory in the event of a firm-commitment underwritten initial public offering of the Company’s Legacy Desktop Metal common stock with a value of at least $5.13 per common share and $50 million in proceeds to the Company or upon the election of a majority of the holders of Legacy Convertible Preferred Stock, voting as a single class on an as-converted basis.

Redemption—The Legacy Convertible Preferred Stock was not subject to mandatory or optional redemption other than in connection with a liquidation, dissolution, or winding-up of the Company.